Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

NOTE 8 — DEBT

Short-term Borrowings

The Company borrowed ￦260,000 thousand from Kookmin Bank at October 8, 2015 with the maturity of October 2, 2018. The borrowings bear an interest at 4.70% per annum for 2018 and 2017. The Company paid ￦26,000 thousand and entered into a refinancing agreement at September 29, 2017. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦260,000 thousand from Kookmin Bank at November 4, 2015 with the maturity of November 2, 2018. The borrowings bear an interest at 5.05% per annum for 2018 and 2017. The Company paid ￦26,000 thousand and entered into a refinancing agreement at November 3. 2017. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦1,000,000 thousand from Woori Bank at June 2, 2015 with the maturity of June 1, 2018. The borrowings bear an interest at 4.27% per annum for 2018 and 2017. The Company paid ￦1,000,000 thousand and entered into an extension agreement at May 25, 2018, through which the maturity was extended one more year. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦900,000 thousand and ￦1,000,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company had a bank overdraft from Woori Bank. The overdraft bears an interest at 14.00% per annum for 2018 and 2017. At June 30, 2018 and December 31, 2017, the balance for the bank overdraft was ￦61,492 thousand and ￦57,886 thousand, respectively. The overdraft is collateralized by the savings account of ￦5,000 thousand and guaranteed by Ung Gyu Kim, President.

The Company borrowed ￦500,000 thousand from Suhyup Bank at July 18, 2016 with the original maturity of July 18, 2018. The maturity was extended 1 year, which is July 18, 2019. The borrowings bear an interest at 2.50 % per annum for 2018 and 2017. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦464,000 thousand and ￦464,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦3,000 thousand and guaranteed by Hyundai BS&C Co., Ltd., a nonaffiliated company.

The Company borrowed ￦300,000 thousand from Hana Bank at August 4, 2017 with the maturity of August 1, 2018. The borrowings bear an interest at 2.56% per annum for 2018 and 2017. The borrowings were paid off at maturity. At June 30, 2018 and December 31, 2017, the balance for the borrowings was nil and ￦300,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦300,000 thousand.

The Company borrowed ￦550,000 thousand from GMT Co., Ltd. at April 19, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦200,000 thousand. The balance is currently in default. The Company is in negotiation with the lender to extend the maturity.

The Company borrowed ￦300,000 thousand from GNC Co., Ltd. at April 18, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At June 30, 2018 and December 31, 2017, the balance for the borrowings was ￦300,000 thousand. The balance is currently in default. The Company is in negotiation with the lender to extend the maturity.

As of June 30, 2018 and December 31, 2017, the estimated fair value of the short-term borrowings approximate their carrying values.

Long-term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President	￦	458,040	￦	500,000
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		200,000
Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest of 6.06% and 6.08% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President		170,000		230,000
Total		828,040		930,000

Less: current portion		(358,960)		(245,240)
Total long-term debt less current portion	￦	469,080	￦	684,760

As of June 30, 2018 and December 31, 2017, the estimated fair value of the long-term debt, including the current portion, were ￦828,040 and ￦930,000, respectively.

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending June 30,
2019	￦	358,960
2020		233,160
2021		191,520
2022		44,400
Total	￦	828,040

As of June 30, 2018 and December 31, 2017, respectively, the Company was in compliance with the financial covenant in credit agreements as defined in the credit agreements.

NOTE 8 — DEBT

Short-term Borrowings

The Company borrowed ￦260,000 thousand from Kookmin Bank at October 8, 2015 with the maturity of October 2, 2018. The borrowings bear an interest at 4.70% and 2.95% per annum for 2017 and 2016, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at September 29. 2017. At December 31, 2017 and 2016, the balance for the borrowings was ￦234,000 thousand and ￦260,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦260,000 thousand from Kookmin Bank at November 4, 2015 with the maturity of November 2, 2018. The borrowings bear an interest at 5.05% and 2.95% per annum for 2017 and 2016, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at November 3. 2017. At December 31, 2017 and 2016, the balance for the borrowings was ￦234,000 thousand and ￦260,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦1,000,000 thousand from Shinhan Bank at March 23, 2012 with the maturity of March 23, 2013. The maturity of borrowings has been modified multiple times and last set as July 10, 2017. The borrowings bear an interest at 12.00% and 12.00% per annum for 2017 and 2016, respectively. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦400,000 thousand, respectively. The borrowings are guaranteed by Hyundai BS&C Co., Ltd., a nonaffiliated company.

The Company borrowed ￦1,000,000 thousand from Woori Bank at June 2, 2015 with the maturity of June 1, 2018. The borrowings bear an interest at 4.27% and 4.16% per annum for 2017 and 2016, respectively. At December 31, 2017 and 2016, the balance for the borrowings was ￦1,000,000 and ￦1,000,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦80,000 thousand from Woori Bank at December 16, 2015 with the maturity of September 10, 2017. The borrowings bear an interest at 14.00% and 10.79% per annum for 2017 and 2016, respectively. At December 31, 2017 and 2016, the balance for the borrowings was ￦nil and ￦80,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦4,000 thousand.

The Company had a bank overdraft from Woori Bank. The overdraft bears an interest at 14.00% and 10.24% per annum for 2017 and 2016, respectively. At December 31, 2017 and 2016, the balance for the bank overdraft was ￦57,886 thousand and ￦132,725 thousand, respectively. The overdraft is collateralized by the savings account of ￦5,000 thousand and guaranteed by Ung Gyu Kim, President.

The Company borrowed ￦500,000 thousand from Suhyup Bank at July 18, 2016 with the maturity of July 18, 2018. The borrowings bear an interest at 2.50 % and 2.50% per annum for 2017 and 2016, respectively. At December 31, 2017 and 2016, the balance for the borrowings was ￦464,000 and ￦500,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦3,000 thousand and guaranteed by Hyundai BS&C Co., Ltd., a nonaffiliated company.

The Company borrowed ￦300,000 thousand from Hana Bank at August 4, 2017 with the maturity of August 1, 2018. The borrowings bear an interest at 2.56 % per annum for 2017. At December 31, 2017, the balance for the borrowings was ￦300,000 thousand. The borrowings are collateralized by the savings account of ￦300,000 thousand.

The Company borrowed ￦550,000 thousand from GMT Co., Ltd. at April 19, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At December 31, 2017, the balance for the borrowings was ￦200,000 thousand. The Company is in negotiation with the lender to extend the maturity.

The Company borrowed ￦300,000 thousand from GNC Co., Ltd. at April 18, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At December 31, 2017, the balance for the borrowings was ￦300,000 thousand. The Company is in negotiation with the lender to extend the maturity.

As of December 31, 2017 and 2016, the estimated fair value of the short-term borrowings approximate their carrying values.

Long-term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.39% per annum for 2017 and 2016, respectively, guaranteed by Ung Gyu Kim, President	￦	500,000	￦	500,000
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		-
Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest of 6.06%, 6.08% and 5.90% per annum for 2018, 2017 and 2016, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President.		230,000		350,000
Total		930,000		850,000

Less: current portion		(245,240)		(120,000)
Total long-term debt less current portion	￦	684,760	￦	730,000

As of December 31, 2017 and 2016, the estimated fair value of the long-term debt, including the current portion, were ￦930,000 and ￦850,000, respectively. These estimated fair values are based on Level 2 inputs.

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending December 31,
2018	￦	245,240
2019		332,260
2020		233,160
2021		108,240
2022		11,100
Total	￦	930,000

As of December 31, 2017 and 2016, respectively, the Company was in compliance with the financial covenant in credit agreements as defined in the credit agreements.